Supplement to Prospectus
                           dated November 1, 2005 for
                           The Hirtle Callaghan Trust

                 The date of this Supplement is October 11, 2006

The International Equity Portfolio ("International Portfolio").

Effective May 22, 2006, Causeway Capital Management LLC ("Causeway") serves as an additional Specialist Manager for the International Portfolio. Causeway's headquarters are located at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, CA 90025. As of January 31, 2006, Causeway, which is registered as an investment adviser with the Securities and Exchange Commission ("SEC"), had total assets under management of approximately $15.6 billion.

Consistent with the investment objective and policies of the International Portfolio, Causeway's investment approach is to seek to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, relative market yields and price-to-book and price-to-cash flow ratios, with relatively less emphasis on country selection or weightings. Day-to-day responsibility for the management of those assets of the International Portfolio allocated to Causeway will be the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin, each of whom has been a senior investment officer with Causeway since 2001. Ms. Ketterer and Mr. Harford were co-founders of Causeway in 2001, and serve as the firm's Chief Executive Officer and President, respectively. Both Ms. Ketterer and Mr. Hartford previously served as Managing Directors of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P ("Hotchkis"). Mr. Doyle, a Director of Causeway, and Messrs. Eng and Durkin, each of whom serves as Vice Presidents of Causeway, were also associated with the Hotchkis Global Value Equity Team prior to joining Causeway in 2001.

Pursuant to a portfolio management agreement ("Causeway Agreement") between Causeway and the Trust, Causeway receives a fee, payable monthly, at a rate of 0.45% of the average daily net assets allocated to Causeway. The Causeway Agreement, which became effective on May 22, 2006, was approved by the Board of Trustees on March 14, 2006, and the shareholders of The International Portfolio on May 15, 2006. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the International Portfolio. The information shown assumes that the International Portfolio's assets are allocated as follows: 4% to Causeway, 48% to Capital Guardian Trust Company ("CapGuardian") and 48% to Artisan Partners Limited Partnership ("Artisan"). It is intended to reflect management fees and expenses that would have been incurred if the Causeway Agreement had been in effect during the Portfolio's fiscal year ended June 30, 2005. The net assets of the International Portfolio as of June 30, 2005 were $1,049,374,509.

      Annual Operating Expenses          Example:  This  Example is  intended to
      (Expenses that are deducted help you compare the cost of investing from the Portfolio's assets, in the Portfolio with the cost of
      expressed  as a  percentage  of    investing  in other mutual  funds.  The
      average net assets)                Example assumes that you invest $10,000
                                         in the  Portfolio  for the time periods
                                         indicated  and then  redeem all of your
                                         shares at the end of those periods. The
                                         Example also  assumes the  reinvestment
                                         of all dividends and  distributions  in
                                         shares of the  Portfolio  and that your
                                         investment  has a 5%  return  each year
                                         and  that  the  Portfolio's   operating
                                         expenses remain the same. Although your
                                         actual  cost may be  higher  or  lower,
                                         based on these assumptions,  your costs
                                         would be:
      Management Fees      .74%
      Other Expenses       .17%
                                               1  Year  ..........   $93
      Total Portfolio                          3  Years ..........   $290
      Operating Expenses   .91%                5  Years ..........   $504
                                               10 Years ..........   $1,120

      Note: In considering the above information, shareholders should keep in mind that the Portfolio is a "multi-manager" vehicle and that asset allocations may vary. Further, the figures shown in reflect the total Management Fees payable by the Portfolio, including the maximum positive performance adjustment to which each of Artisan and CapGuardian may be entitled under their performance fee arrangements. Absent such positive performance adjustments, Management Fees would be 0.45% and Total Portfolio Operating Expenses would be 0.62%.

The Growth Equity Portfolio ("Growth Portfolio").

Effective May 22, 2006, Sustainable Growth Advisers ("SGA") serves as an additional Specialist Manager for the Growth Portfolio. SGA is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 301 Tresser Blvd., Suite 1310, Stamford, CT 06901 and, as of December 31, 2005, SGA had total assets under management of approximately $2.7 billion. George P. Fraise, Gordon
M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of the Portfolio's assets allocated to SGA. Both Mr. Fraise and Mr. Marchand served as executive officers of Yeager, Wood & Marshall, Inc., from 2000 to 2003, serving on that firm's Investment Policy Committee and as members of its Board of Directors. Mr. Marchand also served as that firm's Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart & Co., Ltd.

                                                        Supplement to Prospectus
                                                      dated November 1, 2005 for
                                                      The Hirtle Callaghan Trust

Consistent with the investment objective and policies of the Growth Portfolio, SGA seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA's judgment, have the potential for long-term earnings growth within the context of low business risk. SGA employs an intensive internal research and a bottom-up stock selection approach. Pursuant to a portfolio management agreement ("SGA Agreement") between the SGA and the Trust, SGA receives an annual fee of 0.35% of that portion of the Growth Portfolio's assets allocated to SGA from time to time. The SGA Agreement, which became effective on May 22, 2006, was approved by the Board of Trustees on March 14, 2006, and the shareholders of The International Portfolio on May 15, 2006. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Growth Portfolio. The information shown assumes that the Growth Portfolio's assets are allocated equally between SGA, Jennison Associates LLC ("Jennison") and SSgA Funds Management, Inc. ("SSgA"). It is intended to reflect management fees and expenses that would have been incurred if the SGA Agreement had been in effect during the Portfolio's fiscal year ended June 30, 2005. The net assets of the Growth Portfolio as of June 30, 2005 were $953,285,861.

      Annual Operating Expenses          Example:  This  Example is  intended to
      (Expenses that are deducted help you compare the cost of investing from the Portfolio's assets, in the Portfolio with the cost of
      expressed  as a  percentage  of    investing  in other mutual  funds.  The
      average net assets)                Example assumes that you invest $10,000
                                         in the  Portfolio  for the time periods
                                         indicated  and then  redeem all of your
                                         shares at the end of those periods. The
                                         Example also  assumes the  reinvestment
                                         of all dividends and  distributions  in
                                         shares of the  Portfolio  and that your
                                         investment  has a 5%  return  each year
                                         and  that  the  Portfolio's   operating
                                         expenses remain the same. Although your
                                         actual  cost may be  higher  or  lower,
                                         based on these assumptions,  your costs
                                         would be:
      Management Fees      .28%
      Other Expenses       .13%
                                               1  Year  ..........   $42
      Total Portfolio                          3  Years ..........   $132
      Operating Expenses   .41%                5  Years ..........   $230
                                               10 Years ..........   $518

      Note: In considering the above information, shareholders should keep in mind that the Portfolio is a "multi-manager" vehicle and that asset allocations may vary.

The Value Equity Portfolio ("Value Portfolio").

Since February 24, 2006, JS Asset Management, LLC ("JSAM") has served as a Specialist Manager for The Value Equity Portfolio. JSAM is headquartered at One Tower Bridge, West Conshohocken, PA 19428, and as of March 6, 2006, had total assets under management of approximately $160 million. John K. Schneider, CFA, JSAM's founder and chief investment officer, is primarily responsible for the day-to-day management of the Portfolio's assets allocated to JSAM. Mr. Schneider is the founder and Chief executive officer of JSAM. Before founding JSAM in 2005, Mr. Schneider, spent more than six years as a Senior Portfolio Manager at PIMCO Equity Advisors L.P.

The JSAM investment process seeks to identify companies that are undervalued on an absolute basis rather than relative to their peers. Fundamental to the JSAM process is the determination of a company's price to "normalized earnings" ratio. This ratio is arrived upon by JSAM through the use of proprietary screening techniques that adjust reported earnings in light of, for example, cyclical industry or market movements. JSAM then evaluates selected companies, seeking to identify those with low price to normalized earnings, low price to sales, and/or low price to cash flow ratios. Additionally, JSAM seeks companies with a catalyst that, in JSAM's view, can enhance the stock price. Catalysts may include, by way of example: improvement in supply/demand outlook, broad sector or industry changes, hidden or undervalued assets, cost cutting/growth initiatives, management changes, and insider ownership.

Pursuant to a portfolio management agreement ("JSAM Agreement") between JSAM and the Trust, JSAM receives a fee, payable monthly, calculated at an annual rate of 0.40% of those assets of the Value Portfolio that may be allocated to JSAM. The JSAM Agreement, which became effective on March 1, 2006, was approved by the Board of Trustees on December 14, 2005, and the shareholders of The Value Equity Portfolio on February 24, 2006. The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The information shown assumes that the Portfolio's assets are allocated as follows: 78% to Institutional Capital Corporation, 15% to SSgA Funds Management and 7% to JSAM. It is intended to reflect management fees and expenses that would have been incurred if the JSAM Agreement had been in effect during the Portfolio's fiscal year ended June 30, 2005. The net assets of the Value Equity Portfolio as of June 30, 2005 were $685,336,792.

                                               Supplement dated October 11, 2006
                                                                     Page 2 of 4

                                                        Supplement to Prospectus
                                                      dated November 1, 2005 for
                                                      The Hirtle Callaghan Trust

      Annual Operating Expenses          Example:  This  Example is  intended to
      (Expenses that are deducted help you compare the cost of investing from the Portfolio's assets, in the Portfolio with the cost of
      expressed  as a  percentage  of    investing  in other mutual  funds.  The
      average net assets)                Example assumes that you invest $10,000
                                         in the  Portfolio  for the time periods
                                         indicated  and then  redeem all of your
                                         shares at the end of those periods. The
                                         Example also  assumes the  reinvestment
                                         of all dividends and  distributions  in
                                         shares of the  Portfolio  and that your
                                         investment  has a 5%  return  each year
                                         and  that  the  Portfolio's   operating
                                         expenses remain the same. Although your
                                         actual  cost may be  higher  or  lower,
                                         based on these assumptions,  your costs
                                         would be:
      Management Fee       .36%
      Other Expenses       .13%
                                               1 Year  ..........    $50
      Total Portfolio                          3 Years ..........    $157
      Operating Expenses   .49%

      Note: In considering the above information, shareholders should keep in mind that the Portfolio is a "multi-manager" vehicle and that asset allocations may vary.

Since the inception of the Portfolio on August 25, 1995, Institutional Capital LLC ("ICAP") or its predecessor, Institutional Capital Corporation ("ICC"), has served as a Specialist Manager for Portfolio. For its services to the Portfolio, ICAP receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.35%. ICAP, a registered investment adviser, the principal offices of which are located at 225 West Wacker, Chicago, Illinois 60606, has provided investment management services for equity assets since 1970.

Precipitated by a recent merger of ICC and New York Life Management, the Board of Trustees of the Trust ("Board") approved the terms of a portfolio management agreement ("ICAP Agreement") between the Trust and Institutional Capital LLC at a Meeting of the Board held on June 20, 2006. The ICAP Agreement was also approved by the shareholders of the Portfolio at a Special Meeting of held on September 29, 2006. The terms of the ICAP Agreement, including the advisory fee to be paid by the Portfolio, are substantively identical to the terms of the previous portfolio management agreement between the Trust and ICC relating to the Portfolio, save for the effective and termination dates.

The Fixed Income Portfolio.

Since November 28, 2005, Aberdeen Asset Management, Inc. ("Aberdeen") has served as the Specialist Manager for the Fixed Income Portfolio. On that date, Aberdeen acquired certain United Kingdom and Philadelphia-based asset management businesses of the Fixed Income Portfolio's previous Specialist Manager, including the services of the portfolio management team responsible for day-to-day investment decisions. Aberdeen is headquartered at 1114 Avenue of the Americas New York, NY 10036; the portfolio management team for The Fixed Income Portfolio is located at 1735 Market Street, Philadelphia, PA 19103. A portfolio management agreement between Aberdeen and The Fixed Income Portfolio was approved by the Board of Trustees of the Trust on September 26, 2005, and by the shareholders of The Fixed Income Portfolio on November 17, 2005. All other information related to the Fixed Income Portfolio, including the names of those individuals responsible for its day-to-day management of the Portfolio and fee payable by the Portfolio, is unchanged.

The  Fixed  Income  II   Portfolio.

BlackRock Financial Management, Inc. ("BlackRock") or its predecessor has served as Specialist Manager of the Portfolio since September 24, 2001, and is responsible for making day-to-day investment decisions for the Portfolio. For its services to the Portfolio, BlackRock receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.25% for the first $100 million in such assets, 0.20% for those assets in excess of $100 million and below $200 million, and 0.175% for those assets in excess of $200 million. On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") completed its previously announced merger ("Merrill Lynch Merger") with BlackRock, Inc., BlackRock's parent company. At a meeting of the Board of Trustees of the Trust (the "Board") on September 12, 2006, the Board approved a portfolio management agreement ("Interim Agreement") between BlackRock and the Trust on behalf of the Portfolio. The terms of the Interim Agreement, including the advisory fee to be paid by the Portfolio, are identical to those of the previous portfolio management agreement between the Trust and BlackRock Advisors, Inc., save for the identity of the named portfolio manager and the duration of the agreement.

At a Special Meeting of the shareholders of the Portfolio, to be held on November 15, 2006, shareholders of the Portfolio as of the record date, September 29, 2006, will be asked to approve the BlackRock engagement, together with the terms of a proposed portfolio management agreement ("Proposed BlackRock Agreement") between the Trust and BlackRock. The Proposed BlackRock Agreement was also approved by the Board at the meeting held on September 12, 2006. The terms and conditions set forth in the Proposed BlackRock Agreement are substantively the same as those contained in the Interim Agreement except for the effective and termination dates. The Interim Agreement will remain in effect until the earlier of the date on which the Proposed BlackRock Agreement is approved by the shareholders of the Portfolio in accordance with Section 15(a) of the 1940 Act or the 150th day after the Effective Date of the Interim Agreement.

                                               Supplement dated October 11, 2006
                                                                     Page 3 of 4

                                                        Supplement to Prospectus
                                                      dated November 1, 2005 for
                                                      The Hirtle Callaghan Trust

If approved by the Portfolio's shareholders, the Proposed BlackRock Agreement will become effective on the day of such approval and will remain in effect until the second anniversary of the Effective Date of the Proposed BlackRock Agreement. It will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees.

                                               Supplement dated October 11, 2006
                                                                     Page 4 of 4